As filed with the Securities and Exchange Commission on November 28, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number [811-05037]

[Professionally Managed Portfolios]
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
777 East Wisconsin Avenue
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2012

Item 1. Schedule of Investments.

MUZINICH SHORT DURATION HIGH YIELD CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS at September 30, 2012 (Unaudited)

Principal
Amount		Value
CORPORATE BONDS: 92.4%
Aerospace/Defense: 0.5%
	L-3 Communications Corp.
76,000	6.375%, 10/15/2015	$77,064
Airlines: 1.1%
	Delta Air Lines, Inc.
150,000	9.500%, 9/15/20141	157,875
Apparel/Textiles: 1.2%
	Hanesbrands, Inc.
150,000	8.000%, 12/15/2016	166,127
Automotive & Auto Parts: 2.5%
	American Axle & Manufacturing Holdings, Inc.
150,000	9.250%, 1/15/20171	168,375
	Ford Motor Credit Co., LLC
150,000	12.000%, 5/15/2015	187,125
		355,500
Broadcasting: 3.5%
	Belo Corp.
150,000	8.000%, 11/15/2016	165,750
	Sinclair Television Group
150,000	9.250%, 11/1/20171	166,875
	Sirius XM Radio, Inc.
150,000	8.750%, 4/1/20151	171,375
		504,000
Building Materials: 1.2%
	Masco Corp.
150,000	6.125%, 10/3/2016	165,244
Cable/Satellite TV: 4.6%
	Cequel Communications Holdings, LLC
150,000	8.625%, 11/15/20171	160,875
	Echostar DBS Corp.
150,000	6.625%, 10/1/2014	163,125
	UnityMedia Hessan
150,000	8.125%, 12/1/20171	162,000
	Virgin Media Finance PLC
150,000	9.500%, 8/15/2016	166,875
		652,875
Capital Goods: 3.4%
	Case Corp.
150,000	7.250%, 1/15/2016	169,125
	General Cable Corp.
150,000	7.125%, 4/1/2017	155,250
	Manitowoc, Inc.
150,000	9.500%, 2/15/2018	168,750
		493,125

Chemicals: 2.3%
	Celanese US Holdings, LLC
150,000	6.625%, 10/15/2018	165,000
	Georgia Gulf Corp.
150,000	9.000%, 1/15/20171	168,375
		333,375
Consumer Products: 3.4%
	Easton-Bell Sports, Inc.
150,000	9.750%, 12/1/2016	162,562
	Jarden Corp.
150,000	8.000%, 5/1/2016	160,875
	Spectrum Brands, Inc.
150,000	9.500%, 6/15/2018	169,875
		493,312
Diversified Financial Services: 3.3%
	GMAC, Inc.
150,000	6.750%, 12/1/2014	161,250
	International Lease Financial Corp.
150,000	4.875%, 4/1/2015	156,474
	Lender Processing Services, Inc.
150,000	8.125%, 7/1/2016	157,500
		475,224
Diversified Media: 6.9%
	Clear Channel Holdings, Inc.
150,000	9.250%, 12/15/2017	161,250
	Interpublic Group Companies, Inc.
150,000	10.000%, 7/15/2017	167,438
	Lamar Media Corp.
150,000	7.875%, 4/15/2018	166,500
	Nielsen Finance, LLC
150,000	7.750%, 10/15/2018	169,875
	Quebecor Media, Inc.
150,000	7.750%, 3/15/2016	154,875
	WMG Acquisition Corp.
150,000	9.500%, 6/15/2016	164,437
		984,375
Energy: 12.5%
	Berry Petroleum Co.
150,000	10.250%, 6/1/2014	168,563
	Chesapeake Energy Corp.
150,000	9.500%, 2/15/2015	165,938
	Coffeyville Resources, LLC
150,000	9.000%, 4/1/20151	160,875
	Forest Oil Corp.
150,000	8.500%, 2/15/2014	162,469
	Holly Corp.
150,000	9.875%, 6/15/2017	165,187
	Plains Exploration & Production Co.
150,000	7.625%, 6/1/2018	160,500
	Range Resources Corp.
150,000	8.000%, 5/15/2019	167,250
	Sandridge Energy, Inc.

150,000	9.875%, 5/15/2016	164,250
	SESI, LLC
150,000	6.875%, 6/1/2014	150,187
	Suburban Propane Partners LP
150,000	7.500%, 10/1/20181	161,250
	Western Refining, Inc.
150,000	11.250%, 6/15/20171	167,625
		1,794,094
Food & Drug Retail: 2.3%
	Ingles Markets, Inc.
150,000	8.875%, 5/15/2017	162,375
	Rite Aid Corp.
150,000	9.750%, 6/12/2016	165,000
		327,375
Food/Beverage/Tobacco: 2.4%
	Constellation Brands, Inc.
150,000	8.375%, 12/15/2014	170,812
	JBS USA LLC / JBS USA Finance, Inc.
150,000	11.625%, 5/1/2014	168,750
		339,562
Gaming: 1.2%
	MGM Resorts International
150,000	10.375%, 5/15/2014	169,500
Healthcare: 7.8%
	Biomet, Inc.
150,000	10.000%, 10/15/2017	158,438
	Grifols, Inc.
150,000	8.250%, 2/1/2018	166,500
	HCA, Inc.
150,000	6.375%, 1/15/2015	162,375
	Mylan, Inc.
150,000	7.625%, 7/15/20171	166,875
	Universal Hospital Services, Inc.
150,000	4.111%, 6/1/20152	149,250
	Valeant Pharmaceuticals International, Inc.
150,000	6.500%, 7/15/20161	158,062
	Warner Chilcott Corp.
150,000	7.750%, 9/15/2018	160,875
		1,122,375
Home Builders/Real Estate: 1.2%
	CB Richard Ellis Services, Inc.
150,000	11.625%, 6/15/2017	168,750
Hotels: 0.9%
	Host Marriott LP
122,000	6.750%, 6/1/2016	125,965
Leisure: 3.4%
	Cedar Fair LP
150,000	9.125%, 8/1/2018	171,188
	Equinox Holdings, Inc.
150,000	9.500%, 2/1/20161	160,125
	Speedway Motorsports, Inc.
150,000	8.750%, 6/1/2016	162,937
		494,250

Metals/Mining: 5.3%
	Arch Coal, Inc.
150,000	8.750%, 8/1/2016	147,750
	FMG Resources
150,000	7.000%, 11/1/20151	150,000
	Murray Energy Corp.
150,000	10.250%, 10/15/20151	147,750
	Novelis, Inc.
150,000	8.375%, 12/15/2017	164,625
	Vedanta Resources PLC
150,000	8.750%, 1/15/20141	157,125
		767,250
Paper: 2.3%
	Graphic Packaging International, Inc.
150,000	9.500%, 6/15/2017	165,000
	Resolute Forest Products
150,000	10.250%, 10/15/2018	171,375
		336,375
Restaurants: 2.1%
	CKE Restaurants, Inc.
134,000	11.375%, 7/15/2018	156,110
	Seminole Hard Rock Entertainment, Inc.
150,000	2.889%, 3/15/2014 1,2	149,250
		305,360
Services: 3.3%
	Aramark Corp.
150,000	8.500%, 2/1/2015	153,752
	KAR Auction Services, Inc.
150,000	4.445%, 5/1/20142	150,562
	United Rentals (North America), Inc.
150,000	10.875%, 6/15/2016	167,625
		471,939
Steel: 2.2%
	ArcelorMittal, LLC
150,000	6.500%, 4/15/2014	156,214
	McJunkin Red Man Corp.
150,000	9.500%, 12/15/2016	162,562
		318,776
Super Retail: 2.2%
	J.C. Penney Company, Inc.
150,000	6.875%, 10/15/2015	154,125
	QVC, Inc.
150,000	7.125%, 4/15/20171	158,302
		312,427
Technology: 2.2%
	Advanced Micro Devices, Inc.
150,000	8.125%, 12/15/2017	158,637
	Amkor Technology, Inc.
150,000	7.375%, 5/1/2018	156,750
		315,387

Telecommunications: 4.0%
		Frontier Communications Corp.
3,000		8.250%, 5/1/2014	3,308
150,000		7.875%, 4/15/2015	168,750
		Inmarsat Finance PLC
150,000		7.375%, 12/1/20171	162,750
		Nextel Communications, Inc.
78,000		7.375%, 8/1/2015	78,487
		PAETEC Holding Corp.
150,000		8.875%, 6/30/2017	163,500
			576,795
Transportation Excluding Air/Rail: 1.1%
		AWAS Aviation Capital, Inc.
149,800		7.000%, 10/15/20161	159,537
Utilities: 2.1%
		AES Corp.
150,000		7.750%, 3/1/2014	162,000
		Intergen NV
150,000		9.000%, 6/30/20171	145,125
			307,125
TOTAL CORPORATE BONDS
(Cost $13,197,783)			13,270,938
TOTAL INVESTMENTS IN SECURITIES: 92.4%
(Cost $13,197,783)			13,270,938
Other Assets in Excess of Liabilities: 7.6%			1,091,019
TOTAL NET ASSETS: 100.0%			$14,361,957

	1
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers.  At September 30, 2012 the value of these securities amounted to $3,360,401 or 23.4% of net assets.

	2	Variable rate security; rate shown is the rate in effect on September 30, 2012.

The cost basis of investments for federal income tax purposes at September 30, 2012 was as follows+:

Cost of investments			$13,197,783
Gross unrealized appreciation			117,474
Gross unrealized depreciation			(44,319)
Net unrealized appreciation			$73,155

+Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments since the Fund does not have a full fiscal year.

Muzinich Short Duration High Yield Corporate Debt Fund
Summary of Fair Value Exposure at September 30, 2012 (Unaudited)

The Muzinich Short Duration High Yield Corporate Debt Fund (the "Fund") utilizes variuos methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement excercised in determining fair value is greatest for instruments catergorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Corporate Bonds ^	$-	$13,270,938	$-	$13,270,938
Total Investments in Securities	$-	$13,270,938	$-	$13,270,938

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title                      /s/ Eric W. Falkeis
                   Eric W. Falkeis, President

Date          November 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                  /s/ Eric W. Falkeis
                  Eric W. Falkeis, President

Date        November 23, 2012

By (Signature and Title)*                  /s/ Patrick J. Rudnick
                   Patrick J. Rudnick, Treasurer

Date         November 12, 2012

•	Print the name and title of each signing officer under his or her signature.